Segment Information (Details)	12 Months Ended
Dec. 31, 2025 segment
Segment Information [Abstract]
Operating segment	1
Reportable segment	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The chief operating decision maker reviews financial information presented only on a consolidated basis and uses this information for purposes of allocating resources and evaluating financial performance.